--------------------------------------------------------------------------------
          Semiannual Report Financial Statements
--------------------------------------------------------------------------------


          T. ROWE PRICE

                                TAX-FREE
                                INTERMEDIATE
                                BOND FUND
                                ---------------
                                AUGUST 31, 2000
                                ---------------


--------------------
PORTFOLIO HIGHLIGHTS
--------------------------------------------------------------------------------

SECTOR DIVERSIFICATION
                                                          Percent of  Percent of
                                                           Net Asset  Net Assets
                                                            2/29/00    8/31/00
--------------------------------------------------------------------------------
   Dedicated Tax Revenue                                       15%        16%
   General Obligations - State                                 12         11
   General Obligations - Local                                 12         10
   Solid Waste Revenue                                         10         10
   Air and Sea Transportation Revenue                           8          8
   Nuclear Revenue                                              8          8
   Water and Sewer Revenue                                      4          6
   Electric Revenue                                             8          6
   Hospital Revenue                                             6          5
   Lease Revenue                                                4          4
   Housing Finance Revenue                                      3          4
   Educational Revenue                                          3          4
   Industrial and Pollution Control Revenue                     2          4
   All Others                                                   4          3
   Other Assets Less Liabilities                                1          1
--------------------------------------------------------------------------------
   Total                                                      100%       100%

T. ROWE PRICE TAX-FREE INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------
Unaudited


--------------------
FINANCIAL HIGHLIGHTS              For a share outstanding throughout each period
--------------------------------------------------------------------------------

                                 6 Months       Year
                                    Ended      Ended
                                  8/31/00    2/29/00    2/28/99    2/28/98     2/28/97      2/29/96
   NET ASSET VALUE
   Beginning of period          $   10.46  $   11.13  $   11.06  $   10.80   $   10.84   $    10.35

   Investment activities
     Net investment
     income (loss)                   0.25       0.48       0.48       0.48*       0.48*        0.48*
     Net realized and
     unrealized gain (loss)          0.27      (0.63)      0.10       0.29       (0.04)        0.49

     Total from
     investment activities           0.52      (0.15)      0.58       0.77        0.44         0.97

   Distributions
     Net investment income          (0.25)     (0.48)     (0.48)     (0.48)      (0.48)       (0.48)
     Net realized gain                 --      (0.04)     (0.03)     (0.03)         --           --

     Total distributions            (0.25)     (0.52)     (0.51)     (0.51)      (0.48)       (0.48)

   NET ASSET VALUE
   End of period                $   10.73  $   10.46  $   11.13  $   11.06   $   10.80   $    10.84
                                -------------------------------------------------------------------

   Ratios/Supplemental Data
   Total return.                     5.00%     (1.37)%     5.37%      7.31%*      4.19%*       9.57%*
   Ratio of total expenses to
   average net assets                0.61%+     0.63%      0.65%      0.65%*      0.65%*       0.65%*
   Ratio of net investment
   income (loss) to average
   net assets                        4.64%+     4.46%      4.35%      4.43%*      4.47%*       4.52%*
   Portfolio turnover rate           13.6%+     47.6%      24.3%      56.1%       76.8%        63.8%
   Net assets, end of period
   (in thousands)               $  114,736 $ 111,844   $121,053   $108,256   $  99,176   $   92,153


 .    Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

* Excludes expenses in excess of a 0.65% voluntary expense limitation in effect through 2/28/98.

+    Annualized

The accompanying notes are an integral part of these financial statements.

2
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--------------------------------------------------------------------------------
Unaudited                                                        August 31, 2000


STATEMENT OF NET ASSETS                                                    Par       Value
--------------------------------------------------------------------------------------------
                                                                            In thousands
   ALABAMA 2.0%

   Decatur Ind. Dev. Board, Solid Waste Disposal
      Amoco Chemical, VRDN (Currently 4.45%)*                         $    2,300  $    2,300
   Total Alabama (Cost $ 2,300)                                                        2,300
                                                                                  ----------
   ARIZONA 1.8%

   Arizona Transportation Board, Maricopa County, Excise Tax
         5.60%, 7/1/02 (AMBAC Insured)                                     2,000       2,043
   Total Arizona (Cost $2,014)                                                         2,043
                                                                                  ----------
   CALIFORNIA 1.6%

   California Public Works Board, Dept. of Corrections
         6.00%, 11/1/05 (MBIA Insured)                                     1,550       1,687
   Foothill / Eastern Transportation Corridor Agency
         Zero Coupon, 1/15/17 (MBIA Insured)                                 500         203
   Total California (Cost $1,779)                                                      1,890
                                                                                  ----------
   COLORADO 2.3%

   Denver City and County Airport
         6.25%, 11/15/06 (MBIA Insured) *                                  2,500       2,698
   Total Colorado (Cost $2,591)                                                        2,698
                                                                                  ----------
   DISTRICT OF COLUMBIA 0.8%

   District of Columbia, GO, 5.25%, 6/1/27 (MBIA Insured)                  1,000         939
   Total District of Columbia (Cost $845)                                                939
                                                                                  ----------
   FLORIDA 7.4%

   Dade County, Resource Recovery Fac.
         6.00%, 10/1/06 (AMBAC Insured) *                                  2,950       3,144
   Florida Dept. of Natural Resources
     Dept. of Environnmental Preservation
         5.50%, 7/1/07 (FSA Insured)                                       3,000       3,164
   Florida Division of Bond Fin., Dept. of Environmental Preservation
         6.00%, 7/1/05 (MBIA Insured)                                      2,000       2,130
   Total Florida (Cost $8,187)                                                         8,438
                                                                                  ----------

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T. ROWE PRICE TAX-FREE INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------


                                                                             Par        Value
---------------------------------------------------------------------------------------------
                                                                              In thousands
   GEORGIA 4.4%

   Georgia Private Colleges & Univ. Auth., Emory Univ. Project
     5.75%, 11/1/14                                                   $    3,000   $    3,158
   Municipal Electric Auth. of Georgia
     6.00%, 1/1/06 (AMBAC Insured)                                         1,770        1,881
   Total Georgia (Cost $ 4,931)                                                         5,039
                                                                                   ----------
   HAWAII 4.4%

   Hawaii, GO, 6.00%, 3/1/07 (FSA Insured)                                 1,805        1,941
   Hawaii Airport, 6.70%, 7/1/05 (MBIA Insured)*                           3,000        3,104
   Total Hawaii (Cost $ 4,987)                                                          5,045
                                                                                   ----------
   ILLINOIS 6.2%

   Chicago, GO, 5.75%, 1/1/05 (AMBAC Insured)                              3,200        3,347
   Chicago Board of Ed., GO
     Zero Coupon, 12/1/12 (FGIC Insured)                                   1,800          938
   Metropolitan Pier & Expo Auth., McCormick Place Expansion
     5.375%, 12/15/18 (FGIC Insured)                                       2,500        2,478
   Will County, Amoco Chemical Project, VRDN (Currently 4.45%)*              300          300
   Total Illinois (Cost $ 6,965)                                                        7,063
                                                                                   ----------
   KENTUCKY 0.3%

   Louisville and Jefferson County Regional Airport
     VRDN (Currently 4.35%)*                                                 400          400
   Total Kentucky (Cost $ 400)                                                            400
                                                                                   ----------
   MARYLAND 8.5%

   Maryland CDA, Single Family, 5.70%, 4/1/06                                950          986
   Montgomery County, GO, Consolidated Public Improvement
     5.25%, 5/1/04                                                         3,000        3,089
   Northeast Maryland Waste Disposal Auth.
    Montgomery County Resources
     6.30%, 7/1/16 (MBIA Insured)*                                         2,000        2,080
     7.10%, 1/1/03 (MBIA Insured)                                          3,400        3,594
   Total Maryland (Cost $ 9,512)                                                        9,749
                                                                                   ----------

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--------------------------------------------------------------------------------


                                                                 Par      Value
--------------------------------------------------------------------------------
                                                                  In thousands
MASSACHUSETTS 4.5%

   Massachusetts, GO
      6.30%, 11/1/05 (FGIC Insured)                          $  1,250  $  1,347
     Consolidated Loan, 5.75%, 9/1/14                           2,000     2,107
   Massachusetts Water Pollution Abatement Trust
     MWRA Program, 6.00%, 8/1/15                                1,200     1,281
   Massachusetts Water Resources Auth.
      5.00%, 3/1/22 (MBIA Insured)                                500       466
   Total Massachusetts (Cost $4,938)                                      5,201
                                                                       --------
   MICHIGAN 4.8%

   Greater Detroit Resource Recovery Auth.
      6.25%, 12/13/05 (AMBAC Insured)                           2,000     2,153
   Michigan Building Auth.
      6.25%, 10/1/03 (AMBAC Insured)                            2,000     2,102
   Michigan State Hosp. Fin. Auth., Ascension Health Credit
      5.30%, 11/15/33                                           1,200     1,199
   Total Michigan (Cost $5,327)                                           5,454
                                                                       --------
   NEBRASKA 1.8%

   Omaha Public Power Dist., 5.50%, 2/1/07                      2,000     2,096
   Total Nebraska (Cost $2,082)                                           2,096
                                                                       --------
   NEVADA 1.3%

   Clark County Airport, Las Vegas McCarran Intl.
      5.00%, 7/1/16 (MBIA Insured)                              1,500     1,441
   Total Nevada (Cost $1,341)                                             1,441
                                                                       --------
   NEW JERSEY 3.3%

   New Jersey Transportation Auth., Trust Fund
     Transportation Systems
      5.625%, 6/15/14                                           1,000     1,052
      5.75%, 6/15/11                                            2,500     2,696
   Total New Jersey (Cost $3,582)                                         3,748
                                                                       --------



5
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T. ROWE PRICE TAX-FREE INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------


                                                                 Par      Value
--------------------------------------------------------------------------------
                                                                 In thousands
   NEW YORK 1.3%

   Metropolitan Transportation Auth
      6.25%, 7/1/05 (MBIA Insured)                             $1,420  $   1,527
   Total New York (Cost $ 1,455)                                           1,527
                                                                       ---------

   NORTH CAROLINA 3.8%

   North Carolina Municipal Power Agency
      Catawba Electric, 6.00%, 1/1/04 (MBIA Insured)            4,200      4,389
   Total North Carolina (Cost $ 4,310)                                     4,389
                                                                      ----------

   OREGON 2.3%

   Portland Sewer Systems, 5.50%, 6/1/05 (FGIC Insured)         2,500      2,610
   Total Oregon (Cost $ 2,553)                                             2,610
                                                                       ---------

   PENNSYLVANIA 3.2%

   Pennsylvania, GO, 5.375%, 11/15/03 (FGIC Insured)            2,500      2,572
   Southeastern Pennsylvania Transportation Auth
      4.75%, 3/1/24 (FGIC Insured)                              1,270      1,119
   Total Pennsylvania (Cost $ 3,618)                                       3,691
                                                                       ---------

   SOUTH CAROLINA 3.3%

   Berkeley County, Amoco Chemical, VRDN (Currently 4.45%)*       700        700
   Piedmont Municipal Power Agency
      5.00%, 1/1/15 (MBIA Insured)                              1,000        956
   South Carolina, GO, School Fac., 5.75%, 1/1/08               1,995      2,139
   Total South Carolina (Cost $ 3,645)                                     3,795
                                                                       ---------

   TENNESSEE 0.7%

   Memphis-Shelby County Airport Auth
      6.25%, 2/15/11 (MBIA Insured)*                              700        768
   Total Tennessee (Cost $ 727)                                              768
                                                                       ---------


6
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T. ROWE PRICE TAX-FREE INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------


                                                                 Par      Value
--------------------------------------------------------------------------------
                                                                 In thousands
   TEXAS 15.2%

   Brazos River Harbor Navigation  Dist., Dow Chemical
      VRDN (Currently 4.50%)*                                $   300   $   300
   Dallas-Fort Worth Regional Airport
      7.75%, 11/1/03 (FGIC Insured)                            1,000     1,094
   Gulf Coast Waste Disposal Auth., Environmental Fac.
      Amoco Oil, VRDN (Currently 4.45%)*                         100       100
   Harris County Health Fac. Dev.
     Texas Childrens Hosp.,  5.375%, 10/1/12                   1,345     1,360
   Houston, Water and Sewer, 7.00%, 12/1/03 (AMBAC Insured)    2,650     2,846
     Lower Colorado River Auth., Refunding
      5.75%, 5/15/11 (FSA Insured)                             2,000     2,131
      5.875%, 5/15/14 (FSA Insured)                            1,750     1,846
   North East Independent School Dist., GO, 6.00%, 2/1/16      1,200     1,267
   San Antonio Water
      6.40%, 5/15/05 (Escrowed to Maturity) (FGIC Insured)        20        22
      6.40%, 5/15/05 (FGIC Insured)                               85        89
      6.40%, 5/15/05 (FGIC Insured)
      (Prerefunded 5/15/02+)                                      45        47
   Tarrant County Health Fac. Dev., Texas Health Resources
      5.75%, 2/15/10 (MBIA Insured)                            2,500     2,568
   Texas, TRAN, GO, 5.25%, 8/31/01                             2,000     2,019
   Texas Dept. of Housing and Community Affairs
     Single Family Mortgage
      5.75%, 3/1/10 (MBIA Insured)                             1,635     1,698
   Total Texas (Cost $17,053)                                           17,387
                                                                       ---------

   UTAH 1.4%

   Utah Housing Fin. Agency, Single Family Mortgage
      6.00%, 7/1/10 *                                          1,600     1,623
   Total Utah (Cost $1,600)                                              1,623
                                                                       ---------



7
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T. ROWE PRICE TAX-FREE INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------


                                                                 Par      Value
--------------------------------------------------------------------------------
                                                                 In thousands
   VERMONT 0.3%

   Vermont Ed. and Health Buildings Fin. Agency
     Medical Center Hosp. of Vermont
      6.15%, 9/1/13 (FGIC Insured)                              $  350   $  369
   Total Vermont (Cost $ 350)                                               369
                                                                       ---------

   VIRGINIA 5.3%

   Riverside Regional Jail Auth., 5.60%, 7/1/06 (MBIA Insured)   1,100    1,158
   Virginia Ed. Loan Auth., Student Loan Program
      5.80%, 3/1/05 (Escrowed to Maturity)*                        980    1,027
   Virginia Transportation Board
   Northern Virginia Transportation Dist
      5.125%, 5/15/17                                            1,200    1,170
      5.80%, 5/15/03                                             1,425    1,476
      5.80%, 5/15/04                                               695      727
   Washington D.C. Metropolitan Airport Auth
      6.625%, 10/1/12 (MBIA Insured)*                              500      527
   Total Virginia (Cost $ 5,813)                                          6,085
                                                                       ---------
   WASHINGTON 3.2%

   Tacoma Electric
      5.90%, 1/1/05 (FGIC Insured)                               1,000    1,052
      6.00%, 1/1/06 (FGIC Insured)                               2,000    2,118
   Washington Health Care Fac. Auth
    Virginia Mason Medical Center
      6.00%, 8/15/08 (MBIA Insured)                                500      537
   Total Washington (Cost $ 3,618)                                        3,707
                                                                       ---------
   WEST VIRGINIA 1.3%

   Univ. of West Virginia, Univ. Systems
      Zero Coupon, 4/1/14 (AMBAC Insured)                        2,000      967
   West Virginia, GO, Zero Coupon, 11/1/12 (FGIC Insured)          900      483
   Total West Virginia (Cost $1,397)                                      1,450
                                                                       ---------


8
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T. ROWE PRICE TAX-F REE INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------



                                                                  Par     Value
--------------------------------------------------------------------------------
                                                                   In thousands
   WISCONSIN 2.1%

   Milwaukee Metropolitan Sewage Dist., GO, 6.25%, 10/1/05     $ 2,200  $ 2,367
   Total Wisconsin (Cost $2,315)                                          2,367
                                                                       ---------

   Total Investments in Securities
   98.8% of Net Assets (Cost $110,235)                                 $113,312

   Other Assets Less Liabilities                                          1,424
                                                                       ---------

   NET ASSETS                                                          $114,736
                                                                       ---------

   Net Assets Consist of:
   Accumulated net investment income - net of distributions            $     55
   Accumulated net realized gain/loss - net of distributions             (1,768)
   Net unrealized gain (loss)                                             3,077
   Paid-in-capital applicable to 10,694,626 shares of $0.01 par
   value capital stock outstanding; 1,000,000,000 shares authorized     113,372
                                                                       ---------
   NET ASSETS                                                          $114,736
                                                                       ---------

   NET ASSET VALUE PER SHARE                                           $  10.73
                                                                       ---------

*       Interest subject to alternative minimum tax
+       Used in determining portfolio maturity
AMBAC   AMBAC Indemnity Corp.
CDA     Community Development Administration
FGIC    Financial Guaranty Insurance Company
FSA     Financial Security Assurance Corp.
GO      General Obligation
MBIA    Municipal Bond Investors Assurance Corp.
TRAN    Tax Revenue Anticipation Note
VRDN    Variable Rate Demand Note

The accompanying notes are an integral part of these financial statements.

9
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T. ROWE PRICE TAX-FREE INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------
Unaudited



STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
In thousands
                                                                       6 Months
                                                                         Ended
                                                                        8/31/00
   Investment Income (Loss)
   Interest income                                                     $ 2,954
                                                                       ---------
   Expenses
      Investment management                                                206
      Shareholder servicing                                                 59
      Custody and accounting                                                45
      Registration                                                          12
      Prospectus and shareholder reports                                     7
      Legal and audit                                                        7
      Directors                                                              4
      Miscellaneous                                                          2
                                                                       ---------
      Total expenses                                                       342
                                                                       ---------
   Net investment income (loss)                                          2,612
                                                                       ---------
   Realized and Unrealized Gain (Loss)
   Net realized gain (loss) on securities                                 (229)
   Change in net unrealized gain or loss on securities                   3,134
                                                                       ---------
   Net realized and unrealized gain (loss)                               2,905
                                                                       ---------
   INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS                                              $ 5,517
                                                                       ---------

The accompanying notes are an integral part of these financial statements.

10
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T. ROWE PRICE TAX-FREE INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------
Unaudited


----------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
In thousands
                                                           6 Months        Year
                                                              Ended       Ended
                                                            8/31/00     2/29/00

   Increase (Decrease) in Net Assets
   Operations
      Net investment income (loss)                       $    2,612  $    5,198
      Net realized gain (loss)                                 (229)     (1,348)
      Change in net unrealized gain or loss                   3,134      (5,592)
      Increase (decrease) in net assets from operations       5,517      (1,742)
   Distributions to shareholders
      Net investment income                                  (2,612)     (5,198)
      Net realized gain                                          --        (437)
      Decrease in net assets from distributions              (2,612)     (5,635)
   Capital share transactions*
      Shares sold                                             7,765      20,124
      Distributions reinvested                                1,909       4,360
      Shares redeemed                                        (9,687)    (26,316)
      Increase (decrease) in net assets from capital
      share transactions                                        (13)     (1,832)

   Net Assets
      Increase (decrease) during period                       2,892      (9,209)
      Beginning of period                                   111,844     121,053
   End of period                                         $  114,736  $  111,844
                                                         ----------------------
   *Share information
      Shares sold                                               737       1,880
      Distributions reinvested                                  181         407
      Shares redeemed                                          (919)     (2,467)
      Increase (decrease) in shares outstanding                  (1)       (180)

  The accompanying notes are an integral part of these financial statements.

11
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--------------------------------------------------------------------------------
Unaudited                                                        August 31, 2000


-----------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Tax-Free Intermediate Bond Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company and commenced operations on November 30, 1992. The fund seeks a high level of income exempt from federal income taxes consistent with moderate price fluctuation by investing principally in high-quality municipal securities.

The accompanying financial statements are prepared in accordance with generally accepted accounting principles for the investment company industry; these principles may require the use of estimates by fund management.

Valuation Debt securities are generally traded in the over-the-counter market. Investments in securities are stated at fair value as furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

Premiums and Discounts Premiums and original issue discounts on municipal securities are amortized for both financial reporting and tax purposes. Market discounts are recognized upon disposition of the security as gain or loss for financial reporting purposes and as ordinary income for tax purposes.

Other Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded by the fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from those determined in accordance with generally accepted accounting principles. Credits earned on daily uninvested cash balances at the custodian are used to reduce the fund's custody charges.


12
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T. ROWE PRICE TAX-FREE INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------



NOTE 2 - INVESTMENT TRANSACTIONS

Purchases and sales of portfolio securities, other than short-term securities, aggregated $7,387,000 and $12,084,000, respectively, for the six months ended August 31, 2000.


NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute all of its income. As of February 29, 2000, the fund had capital loss carryforwards for federal income tax purposes of $949,000, all of which expires in 2008. The fund intends to retain gains realized in future periods that may be offset by available capital loss carryforwards.

At August 31, 2000, the cost for federal income tax purposes was substantially the same as for financial reporting and totaled $110,235,000. Net unrealized gain aggregated $3,077,000 at period-end, of which $3,207,000 was related to appreciated investments and $130,000 to depreciated investments.


NOTE 4 - RELATED PARTY TRANSACTIONS

The investment management agreement between the fund and T. Rowe Price Associates, Inc. (the manager) provides for an annual investment management fee, of which $35,000 was payable at August 31, 2000. The fee is computed daily and paid monthly, and consists of an individual fund fee equal to 0.05% of average daily net assets and a group fee. The group fee is based on the combined assets of certain mutual funds sponsored by the manager or T. Rowe Price International, Inc. (the group). The group fee rate ranges from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. At August 31, 2000, and for the six months then ended, the effective annual group fee rate was 0.32%. The fund pays a pro-rata share of the group fee based on the ratio of its net assets to those of the group.

In addition, the fund has entered into agreements with the manager and a wholly owned subsidiary of the manager, pursuant to which the fund receives certain other services. The manager computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc. is the funds transfer and dividend disbursing agent and provides shareholder and adminis-


13
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T. ROWE PRICE TAX-FREE INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------

trative services to the fund. The fund incurred expenses pursuant to these related party agreements totaling approximately $80,000 for the six months ended August 31, 2000, of which $16,000 was payable at period-end.

T. ROWE PRICE SHAREHOLDER SERVICES
--------------------------------------------------------------------------------



INVESTMENT SERVICES AND INFORMATION


KNOWLEDGEABLE SERVICE REPRESENTATIVES

By Phone 1-800-225-5132 Available Monday through Friday from 8 a.m. to 10 p.m. ET and weekends from 8:30 a.m. to 5 p.m. ET.

In Person Available in T. Rowe Price Investor Centers.

ACCOUNT SERVICES

Checking Available on most fixed-income funds ($500 minimum).

Automatic Investing From your bank account or paycheck.

Automatic Withdrawal Scheduled, automatic redemptions.

Distribution Options Reinvest all, some, or none of your distributions.

Automated 24-Hour Services Including Tele*Access(R) and the T. Rowe Price Web site on the Internet. Address: www.troweprice.com.

BROKERAGE SERVICES(*)

Individual Investments Stocks, bonds, options, precious metals, and other securities at a savings over full-service commission rates. (**)

INVESTMENT INFORMATION

Combined Statement Overview of all your accounts with T. Rowe Price.

Shareholder Reports Fund managers reviews of their strategies and results.

T. Rowe Price Report Quarterly investment newsletter discussing markets and financial strategies.

Performance Update Quarterly review of all T. Rowe Price fund results.

Insights Educational reports on investment strategies and financial markets.

Investment Guides Asset Mix Worksheet, College Planning Kit, Diversifying
Overseas: A Guide to International Investing, Personal Strategy Planner, Retirees Financial Guide, and Retirement Planning Kit.

* T. Rowe Price Brokerage is a division of T. Rowe Price Investment Services, Inc., Member NASD/SIPC.
** Based on a July 2000 survey for representative-assisted stock trades. Services vary by firm, and commissions may vary depending on size of order.

For fund and account information or to conduct transactions, 24 hours, 7 days a week By touch-tone telephone Tele*Access 1-800-638-2587 By Account Access on the Internet www.troweprice.com/access

For assistance with your existing fund account, call:
Shareholder Service Center 1-800-225-5132

To open a brokerage account or obtain information, call:
1-800-638-5660

For the hearing impaired, call:
1-800-367-0763

Internet address:
www.troweprice.com

Plan Account Lines for retirement plan participants:
The appropriate 800 number appears on your retirement account statement.

T. Rowe Price Associates
100 East Pratt Street
Baltimore, Maryland 21202

This report is authorized for distribution only to shareholders and to others who have received a copy of the prospectus appropriate to the fund or funds covered in this report.

Walk-In Investor Centers:
For directions, call 1-800-225-5132 or visit our Web site.

Baltimore Area
Downtown - new address
105 East Lombard Street
Owings Mills
Three Financial Center
4515 Painters Mill Road

Boston Area
386 Washington Street
Wellesley

Colorado Springs
4410 ArrowsWest Drive

Los Angeles Area
Warner Center
21800 Oxnard Street, Suite 270
Woodland Hills

Tampa
4200 West Cypress Street
10th Floor

Washington, D.C.
900 17th Street N.W.
Farragut Square

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T. Rowe Price Investment Services, Inc., Distributor.